ACCOUNTS RECEIVABLE, NET	6 Months Ended
Jun. 30, 2026
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of
	December 31, 2025	June 30, 2026
Accounts receivable	$47,285,393	$50,182,975
Less: allowance for credit losses	(4,756,474)	(5,812,699)
Accounts receivable, net	$42,528,919	$44,370,276

Accounts receivable, net are classified between current and non‑current portions based on management’s assessment of expected collection timing. In determining the classification, the Company engaged its business and sales teams to contact customers on an individual basis and analyze the expected collection timeline for each outstanding balance. The amount expected to be collected within one year from the balance sheet date is classified as current, while the amount expected to be collected beyond one year is classified as non‑current. This classification reflects management’s best estimate of the timing of future cash inflows based on customer‑specific communications, historical collection patterns, and current economic conditions.

The Company does not apply discounting to its accounts receivable, including the non‑current portion, primary due to the following factors: 1) there are no terms related to the varying prices depending on the timing of the payment terms on the contracts between the Company and customers; 2) the consideration for similar products is set at the same level regardless of the payment terms granted, such that the promised consideration approximates the cash selling price of the promised medical devices or licensed technologies; and 3) these receivables do not bear a stated interest rate and any discounting impact would be immaterial to the consolidated financial statements. The classification of receivables between current and non‑current is based on the expected timing of collection and does not change the measurement basis of the receivables, which remain recorded at the invoiced amount less allowance for expected credit losses.

The current and non-current classification of accounts receivable, net is set out below:

	As of
	December 31, 2025	June 30, 2026
Accounts receivable, net-current	$42,528,919	$30,681,684
Accounts receivable, net-non current	—	13,688,592
Accounts receivable, net	$42,528,919	$44,370,276

The Company’s accounts receivable primarily comprises balances due from distributors and direct customers arising from the sale of medical devices, as well as amounts due from technology licensees under licensing arrangements. The Company recorded a provision for current expected credit loss.

The movement of the allowance for credit losses is as follows:

	For the six months ended June 30,
	2025	2026
Balance at the beginning of the period	$(3,992,922)	$(4,756,474)
Additions charged to allowance for expected credit losses	(272,981)	(904,051)
Recovery of allowance for expected credit losses	272,981	—
Foreign currency translation adjustments	(75,393)	(152,174)
Balance at the end of the period	$(4,068,315)	$(5,812,699)

The aging of accounts receivable is calculated from the expiry date of the customer’s credit terms which is different with the aging accounts receivable based on the number of days. In the first half of 2026, The Company generally grants customers of sales of medical devices a credit period of 30 to 180 days, and in very exceptional circumstances (for example technology licensing transactions customers), the credit term for some individual customers may be granted up to 365 days. And the Company generally grant trade debtors a credit period of 30 to 180 days in the first half of 2025. If accounts receivable of a customer is not yet aged beyond the credit period, the aging of the receivable will be classified as not overdue in the following table.

The aging is calculated based on the expiry date of the original credit terms, not the extended payment date. If the credit period is subsequently extended, the receivable continues to age from the original due date and does not revert to a current status. For allowance for expected credit losses purposes, the aging classification and corresponding expected loss rates is determined based on the original contractual payment terms, irrespective of any payment extensions or deferrals granted to the customers.

An aging analysis of the Company’s accounts receivable calculated from the expiration date of the customer’s credit terms is as follows:

	As of
	December 31, 2025	June 30, 2026
Within one year	$27,346,103	$18,371,311
Including: Not Overdue	7,609,771	6,999,053
Over a year	19,939,290	31,811,664
	$47,285,393	$50,182,975

Receivables that were neither past due nor impaired relate to a large number of customers for whom there was no recent history of default.

As of June 30, 2026, the Company had a short-term borrowing facility with China CITIC Bank Suzhou Branch, under which certain accounts receivable was collateralized as collateral. A valid collateral registration was completed in accordance with the relevant agreement. As of June 30, 2026, the carrying amount of accounts receivable collateralized under this arrangement was $8.4 million, and the outstanding borrowings secured by such collateral amounted to $3.7 million, with annual interest rates of either 3.00% or 2.70%, depending on the particular interest rate of such secured loan. For the six months ended June 30, 2026, the accrued interest on the loan was $33,676. Before the maturity date of such loans, the Company may use the cash received from the collection of accounts receivable without any restrictions, and the Company is not required to assign the rights to receive such accounts receivable to China CITIC Bank Suzhou Branch. If the Company defaults on the repayment of such loans, the Company must transfer the accounts receivable it receives to a designated bank account of China CITIC Bank Suzhou Branch, which account China CITIC Bank Suzhou Branch is authorized to supervise. China CITIC Bank Suzhou Branch is authorized to use any amount deposited into the designated bank account to offset the amounts outstanding under such defaulted loans.

As of December 31, 2025, the Company had a short-term borrowing facility with Bank of Hangzhou, under which certain accounts receivable was collateralized as collateral. A valid collateral registration was completed in accordance with the relevant agreement. As of December 31, 2025, the carrying amount of accounts receivable collateralized under this arrangement was $0.8 million, and the outstanding borrowings secured by such pledge amounted to $0.7 million, with annual interest rates of either 3.50%. For the year ended December 31, 2025, the accrued interest on the loan was $0.02 million. Before the maturity date of such loans, the Company may use the cash received from the collection of accounts receivable without any restrictions, and the Company is not required to assign the rights to receive such accounts receivable to Bank of Hangzhou. If the Company defaults on the repayment of such loans, the Company must transfer the accounts receivable it receives to a designated bank account of Bank of Hangzhou, which account Bank of Hangzhou is authorized to supervise. Bank of Hangzhou is authorized to use any amount deposited into the designated bank account to offset the amounts outstanding under such defaulted loans. The borrowing matured and was fully repaid in February 2026 according to the payment schedule.

As of December 31, 2025, the Company had a short-term borrowing facility with China CITIC Bank Suzhou Branch, under which certain accounts receivable was collateralized as collateral. A valid collateral registration was completed in accordance with the relevant agreement. As of December 31, 2025, the carrying amount of accounts receivable collateralized under this arrangement was $4.2 million, and the outstanding borrowings secured by such collateral amounted to $2.1 million, with annual interest rates of either 3.00% or 2.70%, depending on the particular interest rate of such secured loan. For the year ended December 31, 2025, the accrued interest on the loan was $675. Before the maturity date of such loans, the Company may use the cash received from the collection of accounts receivable without any restrictions, and the Company is not required to assign the rights to receive such accounts receivable to China CITIC Bank Suzhou Branch. If the Company defaults on the repayment of such loans, the Company must transfer the accounts receivable it receives to a designated bank account of China CITIC Bank Suzhou Branch, which account China CITIC Bank Suzhou Branch is authorized to supervise. China CITIC Bank Suzhou Branch is authorized to use any amount deposited into the designated bank account to offset the amounts outstanding under such defaulted loans. In 2026, these bank loans were repaid according to China CITIC Bank Suzhou Branch’s payment schedule.